Xtrackers US 0-1 Year Treasury ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
Xtrackers US 0-1 Year Treasury ETF | Xtrackers US 0-1 Year Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	4.25%